SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property and Equipment Estimated Useful Lives of Assets
Category	Estimated Useful Life	Estimated Residual Value

Office equipment	5 years	5-10%
Motor vehicles	5 years	5%
Leasehold improvement	shorter of lease term or economic lives	-
Buildings	12 -38years	-

Assets Measeured Fair Value on a Recurring Basis
	Fair Value Measurement at December 31, 2014
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Fair Value at December 31, 2014
	US$	US$	US$	US$

Available-for-sale securities	59,035			59,035